Cover	Nov. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 11, 2024
Entity File Number	001-41469
Entity Registrant Name	Forza X1, Inc.
Entity Central Index Key	0001901305
Entity Tax Identification Number	87-3159685
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3101 S. US-1
Entity Address, City or Town	Ft. Pierce
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34982
City Area Code	(772)
Local Phone Number	429-2525
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	FRZA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false